Liquidity and Going Concern	12 Months Ended
Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Liquidity and Going Concern

Note 2 — Liquidity and Going Concern

Historically, the Company’s primary sources of liquidity have been cash, cash flows from operations (when available) and cash flows from investing and financing activities. The Company reported operating losses for the year ended December 31, 2022 and 2021 and had negative cash flows from operations of $997,181 and $972,425 for the year ended December 31, 2022 and 2021. As of December 31, 2022, the Company had aggregate cash of $258,509 and a net working capital deficit of $29,559.

The Company’s future capital requirements will depend on many factors including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through the proposed business combination, as well as through issuances of additional equity raises. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these consolidated financial statements are available to be issued. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.